DISCONTINUED OPERATIONS - Summary (Details) - USD ($) $ in Millions	3 Months Ended								6 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2017	Jun. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net income (loss) from discontinued operations, net of tax
Batu Hijau operations													$ 0
Net income (loss) from discontinued operations (Note 4)	$ 7	$ (7)	$ (15)	$ (23)	$ 98	$ (449)	$ 64	$ 156	$ (38)	$ 220	$ (45)	$ (229)	(38)	$ (131)	$ 441
Discontinued operations disposed of by sale
Net income (loss) from discontinued operations, net of tax
Net income (loss) from discontinued operations (Note 4)													(38)
Discontinued operations - held-for-sale or disposed of
Net income (loss) from discontinued operations, net of tax
Net income (loss) from discontinued operations (Note 4)														(131)	441
PTNNT | Discontinued operations - Held-for-sale
Net income (loss) from discontinued operations, net of tax
Batu Hijau operations															414
Net income (loss) from discontinued operations (Note 4)															414
PTNNT | Discontinued operations - held-for-sale or disposed of
Net income (loss) from discontinued operations, net of tax
Batu Hijau operations														514
Net income (loss) from discontinued operations (Note 4)														(81)
Loss on sale of Batu Hijau														(595)
Holt Royalty obligation | Holloway Mining Company | Discontinued operations disposed of by sale
Net income (loss) from discontinued operations, net of tax
Net income (loss) from discontinued operations (Note 4)													$ (44)	$ (50)	$ 27